SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2017 shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Oct. 08, 2018 USD ($)	Aug. 22, 2018 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Debt Instrument, Unamortized Discount		$ 12,800			$ 12,800		$ 10,000		$ 53,000	$ 128,000
Debt Issuance Costs, Gross		3,000			$ 3,000				$ 3,000	$ 3,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					10 years		10 years
Stock Issued During Period, Value, Issued for Services							$ 565,569	$ 286,575
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares					4,123,643		608,166	0
Share-based Compensation							$ 565,569	$ 286,575
Stock Issued During Period, Shares, Purchase of Assets (in Shares) | shares					36,018
Stock Issued During Period, Value, Purchase of Assets					$ 17,649	$ 0	$ 50,723
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares					2,233,125		10,000
Stock Issued During Period, Value, Share-based Compensation, Gross					$ 446,625		$ 12,800
Cash, FDIC Insured Amount							250,000
Allowance for Doubtful Accounts Receivable							17,450	0
Advertising Expense							8,516	15,427
Accounts Payable and Accrued Liabilities, Current		241,736			$ 241,736		$ 452,710	$ 390,530
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares							65,000	0
Restricted Stock [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares	100,000			10,000	7,500
Share-based Compensation		$ 11,040	$ 17,877		$ 37,069	$ 60,501	$ 62,616
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life							3 years
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life							15 years
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage							94.00%	95.00%
Customer Concentration Risk [Member] | Customer 1 [Member] | Sales Revenue, Net [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage							33.00%	72.00%
Customer Concentration Risk [Member] | Customer 2 [Member] | Sales Revenue, Net [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage							28.00%	23.00%
Customer Concentration Risk [Member] | Customer 3 [Member] | Sales Revenue, Net [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage							32.00%
Shares Issued for Services #1, Consultant [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares					2,000		17,646
Stock Issued During Period, Value, Issued for Services					$ 1,420		$ 30,000
Shares Issued for Services #1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares					15,000			6,466
Stock Issued During Period, Value, Issued for Services					$ 10,650			$ 14,955
Shares Issued for Services #2, Consultant [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares					1,000,000		15,000
Stock Issued During Period, Value, Issued for Services					$ 485,600		$ 23,400
Shares Issued to Non-Employee Directors [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares					30,000
Stock Issued During Period, Value, Issued for Services					$ 10,239
Stock Issued During Period, Shares, Issued to Each Non-Employee Director (in Shares) | shares					10,000
Number of Non-Employee Directors Issued Shares					3
Principal of Medahub for Services Performed [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares					600,000
Stock Issued During Period, Value, Issued for Services					$ 126,000